Property and Equipment - Components of Property and Equipment (Detail) - USD ($) $ in Thousands	Mar. 29, 2025	Mar. 30, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 72,425	$ 67,339
Accumulated depreciation and impairment charges	47,045	41,622
Property and equipment, Net	25,380	25,717
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	39,719	36,285
Accumulated depreciation and impairment charges	1,500	2,800
Furniture Fixtures And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	16,063	14,853
Software and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 16,643	$ 16,201